Segment Data (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Net Sales and Other Information by Segment
Net sales and other information by segment is as follows (in millions):

	Net Sales			Operating Profit (Loss)			Depreciation and Amortization
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Americas	$4,102.1	$3,699.5	$4,148.8	$1,709.3	$1,528.2	$1,831.8	$143.1	$135.6	$126.6
EMEA	1,477.2	1,237.3	1,554.8	380.3	303.0	478.5	71.4	73.9	71.9
Asia Pacific	1,248.0	1,190.7	1,257.0	401.3	395.4	447.9	66.7	63.0	57.7

Total	$6,827.3	$6,127.5	$6,960.6

Corporate Functions				(588.6)	(695.6)	(698.2)	126.9	113.8	113.9
Inventory and manufacturing-related charges				(5.1)	(55.0)	(59.3)	—	—	—
Intangible asset amortization				(529.5)	(512.1)	(500.9)	529.5	512.1	500.9
Goodwill and intangible asset impairment				(16.3)	(503.0)	(70.1)	—	—	—
Restructuring and other cost reduction initiatives				(125.7)	(107.2)	(48.2)	—	—	—
Quality remediation				(52.8)	(51.1)	(87.2)	—	—	—
Acquisition, integration, divestiture and related				(3.1)	(11.4)	0.5	—	—	—
Litigation				(192.9)	(159.8)	(65.0)	—	—	—
Litigation settlement gain				—	—	23.5	—	—	—
European Union Medical Device Regulation				(40.8)	(22.5)	(27.0)	—	—	—
Certain R&D agreements				(65.0)	—	—	—	—	—
Other charges				(10.8)	(25.8)	(114.3)	—	—	—

Total				$860.3	$83.1	$1,112.0	$937.6	$898.4	$871.0

Disclosure on Geographic Areas, Long-Lived Assets
We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2021	2020
United States	$1,084.2	$1,122.1
Other countries	752.4	741.7

Property, plant and equipment, net	$1,836.6	$1,863.8